NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
a) Non-Controlling Interests (“NCI”) Continuity

	Nevada Gold Mines	Pueblo Viejo	Acacia	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2019	38.5%	40%	—%	20%	10.3%	Various
At January 1, 2018	$—	$1,290	$480	$—	$—	$11	$1,781
Share of income (loss)	—	89	22	—	—	(1)	110
Cash contributed	—	—	—	—	—	24	24
Disbursements	—	(108)	—	—	—	(15)	(123)
At December 31, 2018	$—	$1,271	$502	$—	$—	$19	$1,792
Acquisitions[1]	5,910	—	—	887	61	(76)	6,782
Share of income (loss)	275	311	(7)	30	(3)	(1)	605
Cash contributed	90	—	—	—	—	50	140
Decrease in non-controlling interest[1]	—	—	(495)	—	—		(495)
Disbursements	(236)	(158)	—	(16)	(11)	(8)	(429)
At December 31, 2019	$6,039	$1,424	$—	$901	$47	($16)	$8,395

[1]	Refer to note 4 for further details.

b) Summarized Financial Information on Subsidiaries with Material Non-Controlling Interests

Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Loulo-Gounkoto		Tongon
	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018	As at December 31, 2019	As at December 31, 2018
Current assets	$10,977	$—	$500	$520	$406	$—	$158	$—
Non-current assets	15,909	—	4,303	3,469	4,662	—	424	—
Total assets	$26,886	$—	$4,803	$3,989	$5,068	$—	$582	$—
Current liabilities	466	—	428	720	234	—	59	—
Non-current liabilities	1,217	—	932	402	634	—	106	—
Total liabilities	$1,683	$—	$1,360	$1,122	$868	$—	$165	$—

Summarized Statements of Income

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Revenue	$2,707	$—	$1,409	$1,333	$1,007	$—	$384	$—
Income (loss) from continuing operations after tax	739	—	708	206	158	—	(29)	—
Other comprehensive income (loss)	—	—	—	—	—	—	—	—
Total comprehensive income (loss)	$739	$—	$708	$206	$158	$—	($29)	$—
Dividends paid to NCI	$236	$—	$158	$—	$16	$—	$11	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines[1]		Pueblo Viejo		Loulo-Gounkoto		Tongon
For the years ended December 31	2019	2018	2019	2018	2019	2018	2019	2018
Net cash provided by (used in) operating activities	$1,296	$—	$504	$272	$259	$—	$129	$—
Net cash used in investing activities	(539)	—	(107)	(144)	(130)	—	61	—
Net cash used in financing activities	(379)	—	(397)	(108)	(80)	—	(107)	—
Net increase (decrease) in cash and cash equivalents	$378	$—	$—	$20	$49	$—	$83	$—

[1] Nevada Gold Mines was formed July 1, 2019 and therefore results are presented from July 1, 2019 onwards.